Property and Equipment (Schedule of Property and Equipment) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 1,657	$ 1,488
Accumulated depreciation and amortization	(1,047)	(862)
Property and equipment, net	610	626
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	31	31
Building [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	228	204
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	158	137
Computer Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,073	909
Furniture, Fixture and Other Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 167	$ 207